NATURE OF BUSINESS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 31,298	$ 28,201	$ 24,393	$ 19,465	$ 11,529	$ 18,381	$ 83,892	$ 49,375	$ 97,023	$ 9,334
Accumulated deficit	266,733						266,733		182,841	$ 69,844
Cash and cash equivalents and short-term investments	$ 68,946						$ 68,946		124,435
COVID-19
Unusual or Infrequent Item, or Both [Line Items]
Deferred payment liability									854
COVID-19 | Accrued Compensation and Related Benefits
Unusual or Infrequent Item, or Both [Line Items]
Deferred payment liability									427
COVID-19 | Other Long-Term Liabilities
Unusual or Infrequent Item, or Both [Line Items]
Deferred payment liability									$ 427